Other Investment Assets	12 Months Ended
Dec. 31, 2010
Other Investment Assets [Abstract]
Other Investment Assets

9.	Other Investment Assets

The following table presents other investment assets as of December 31:

	Accounting	Korean Won (in millions)
	method used	2009	2010

Investments in affiliates	Equity method	1,471,899	1,562,270
Restricted stocks	Cost method	149,576	195,296
Non-marketable equity securities	Cost method	943,293	843,181
Investments in limited partnerships	Cost method	391	377

Total		2,565,159	2,601,124

Investments in affiliates are investments in which the Company has significant influence over the operations and financial policies of the investee, and are accounted for under the equity method. Investments in affiliates include investments in limited partnerships if the limited partnership interest is greater than 3% to 5%. Under the equity method, the Company records its equity ownership share of the net income or loss of the investee in “Investment securities gain (loss), net.” As of December 31, 2009 and 2010, the carrying amount of the investment in Woori Investments & Securities for which a quoted market price is available, was 799,270 million Won and 867,094 million Won, respectively. The market value of this investment was 771,311 million Won and 1,093,270 million Won, respectively.

The cost method is used for restricted stock, non-marketable equity securities and investments in limited partnerships other than those included in the investments in affiliates. Under this method, there is no change to the cost basis unless there is an other-than-temporary decline in value, which results in write-down.

Restricted stock whose original period of restriction on disposition is more than one year from its acquisition is reclassified into available-for-sale securities and recorded at fair value when the restriction on disposition is lifted or when the remaining period of the restriction becomes less than one year.

The aggregate cost of the Company’s cost method investments totaled 1,093,260 million Won and 1,038,854 million Won as of December 31, 2009 and 2010, respectively. The Company did not estimate the fair value for the investments of 391 million Won and 377 million Won as of December 31, 2009 and 2010, respectively, because the Company did not identify any events or changes in circumstances that may have had a significant adverse effect on the fair value of those investments. Of the remaining 1,092,869 million Won and 1,038,477 million Won of investments as of December 31, 2009 and 2010, the Company estimated that the fair value exceeded the cost of investments with an aggregate cost of 1,004,631 million Won and 883,248 million Won, respectively. The remaining 88,238 million Won and 155,229 million Won of cost method investments as of December 31, 2009 and 2010, respectively, were evaluated for impairment and the Company recorded impairment losses on these investments which the Company considered to be other-than-temporary.

For the years ended December 31, 2008, 2009 and 2010, the Company recognized impairment losses of 53,657 million Won, 63,443 million Won and 119,300 million Won, respectively, on other investment assets, where decreases in values were deemed to be other-than-temporary.